Deferred consideration - Schedule of Carrying Amount for the Reporting Periods (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contingent Consideration [Roll Forward]
Beginning balance	$ 3,693,612	$ 3,689,755
Remeasurement gain (loss)	0	(156,047)
Accretion of interest	306,388	159,904
Repayment	(4,000,000)
Ending balance	$ 0	$ 3,693,612